Change in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change In Working Capital [Abstract]
Inventories	R 2,153	R 1,513	R 605
Trade and other receivables	1,767	1,328	116
Trade and other payables	2,933	(1,091)	(335)
Total change in working capital	R 6,853	R 1,750	R 386